Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016
Disclosure of operating segments [line items]
Net interest income (loss)		$ 22,239		$ 20,847		$ 19,923
Total non-interest income		16,595		15,302		14,392
Total revenue		38,834		36,149		34,315
Provision for (recovery of) credit losses		2,480		2,216		2,330
Insurance claims and related expenses		2,444		2,246		2,462
Total non-interest expenses		20,137		19,366		18,877
Income before income taxes and equity in net income of an investment in TD Ameritrade		13,773		12,321		10,646
Total provision for income taxes - Consolidated Statement of Income		3,182		2,253		2,143
Net income (loss)	[1]	11,334		10,517		8,936
Total assets as at October 31		1,334,903		1,278,995		1,176,967
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 7,000		$ 4,826		$ 4,412
Total provision for income taxes - Consolidated Statement of Income			535		686		563
Equity in net income of an investment in TD Ameritrade		743		449		433
Net income (loss)			1,897		1,146		$ 1,115
Total assets as at October 31			$ 49,393		$ 49,833
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		11,576		10,611		9,979
Total non-interest income		11,137		10,451		10,230
Total revenue		22,713		21,062		20,209
Provision for (recovery of) credit losses		998		986		1,011
Insurance claims and related expenses		2,444		2,246		2,462
Total non-interest expenses		9,473		8,934		8,557
Income before income taxes and equity in net income of an investment in TD Ameritrade		9,798		8,896		8,179
Total provision for income taxes - Consolidated Statement of Income		2,615		2,371		2,191
Net income (loss)		7,183		6,525		5,988
Total assets as at October 31		433,960		404,444		383,011
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		8,176		7,486		7,093
Total non-interest income		2,768		2,735		2,366
Total revenue		10,944		10,221		9,459
Provision for (recovery of) credit losses		917		792		744
Total non-interest expenses		6,100		5,878		5,693
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,927		3,551		3,022
Total provision for income taxes - Consolidated Statement of Income		432		671		498
Net income (loss)		4,188		3,322		2,959
Total assets as at October 31		417,292		403,937		388,749
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		693		442		435
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,150		1,804		1,685
Total non-interest income		2,309		1,467		1,345
Total revenue		3,459		3,271		3,030
Provision for (recovery of) credit losses		3		(28)		74
Total non-interest expenses		2,067		1,929		1,739
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,389		1,370		1,217
Total provision for income taxes - Consolidated Statement of Income		335		331		297
Net income (loss)		1,054		1,039		920
Total assets as at October 31		425,909		406,138		342,478
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,337		946		1,166
Total non-interest income		381		649		451
Total revenue		1,718		1,595		1,617
Provision for (recovery of) credit losses		562		466		501
Total non-interest expenses		2,497		2,625		2,888
Income before income taxes and equity in net income of an investment in TD Ameritrade		(1,341)		(1,496)		(1,772)
Total provision for income taxes - Consolidated Statement of Income		(200)		(1,120)		(843)
Net income (loss)		(1,091)		(369)		(931)
Total assets as at October 31		57,742		64,476		62,729
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 50		$ 7		$ (2)

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.